6. RISKS (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Risks
Current assets	$ 1,362	$ 1,521
Current liabilities	$ 854	$ 1,182
Liquidity index	1.59%	1.29%